Tax on Profit on Ordinary Activities (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Summary of current tax

	Six Months Ended December 31
	2024 £’000	2023 £’000
Current tax	(2,381)	7,205